Shareholder Report, Line Graph (Details) - USD ($)	Dec. 20, 2023	Jul. 12, 2023	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023
C000243202
Account Value [Line Items]
Line Graph and Table Measure Name		Texas Capital Texas Equity Index ETF
Account Value		$ 10,000	$ 13,198	$ 12,677	$ 11,821	$ 11,425	$ 10,618	$ 9,588
C000247107
Account Value [Line Items]
Line Graph and Table Measure Name	Texas Capital Texas Oil Index ETF
Account Value	$ 10,000		10,144	9,981	10,994	11,423	10,008
C000247108
Account Value [Line Items]
Line Graph and Table Measure Name	Texas Capital Texas Small Cap Equity Index ETF
Account Value	$ 10,000		11,176	11,148	10,284	10,434	10,199
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name		VettaFi U.S. Equity 3000 Index
Account Value		$ 10,000	13,014	12,677	11,936	11,552	10,512	9,590
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Account Value	$ 10,000		12,581	12,256	11,539	11,168	10,163
VettaFi U.S. Equity 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	VettaFi U.S. Equity 3000 Index
Account Value	$ 10,000		12,581	12,256	11,539	11,168	10,163
Texas Capital Texas Equity Index Total Return (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Texas Capital Texas Equity Index
Account Value		$ 10,000	13,275	12,737	11,875	11,465	10,643	9,601
Syntax US 800 MidCap Total Return (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Syntax US 800 MidCap Index
Account Value		$ 10,000	12,013	11,948	10,935	11,359	10,491	$ 9,317
Alerian Texas Weighted Oil & Gas Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Alerian Texas Weighted Oil & Gas Index
Account Value	$ 10,000		10,139	9,974	10,992	11,429	10,008
Texas Capital Texas Small Cap Equity Index Total Return (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Texas Capital Texas Small Cap Equity Index
Account Value	$ 10,000		11,253	11,185	10,309	10,453	10,200
Syntax US SmallCap 2000 Total Return Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Syntax US SmallCap 2000 Total Return Index
Account Value	$ 10,000		$ 11,189	$ 10,929	$ 9,927	$ 10,449	$ 10,284